Description of Organization and Business Operations (Details)			1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Jun. 24, 2021 USD ($) $ / shares shares	Jan. 14, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 06, 2021 USD ($) $ / shares	Aug. 03, 2021 USD ($)	May 27, 2021 USD ($)	Oct. 15, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering						$ 100,000,000
Cash				$ 90,626,000	$ 145,597,000	$ 90,626,000					$ 58,524,000
Series F Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares				$ 45.0400	$ 45.0400	$ 45.0400
890 5TH AVENUE PARTNERS, INC.
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares				$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance initial public offering					$ 287,500,000
Cash				$ 201,781	59,820	$ 201,781
Offering costs				$ 115,392	$ 5,832,150
Price of warrant | $ / shares				$ 10.00	$ 10.00	$ 10.00
Proceeds received from private placement					$ 7,775,000
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account				80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination				50.00%	50.00%
Minimum net tangible assets upon consummation of business combination				$ 5,000,001	$ 5,000,001	$ 5,000,001
Threshold percentage of public shares subject to redemption without companys prior written consent				15.00%	15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Maximum Allowed Dissolution Expenses				$ 100,000	$ 100,000
Number of shares used in calculating the stock to be issued post merger | shares	30,880,000
Cash				202,000		$ 202,000
Working capital				325,000	1,100,000
Loan from the sponsor				$ 300,000
Repayment of promissory note - related party					$ 300,000
890 5TH AVENUE PARTNERS, INC. | 2026 Note
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount of unsecured convertible notes	$ 150,000,000.0
Debt instrument interest rate	7.00%
Minimum threshold hold amount to be maintained for the interest rate to be 7.00%	$ 144,000,000.0
Debt conversion converted shares | shares	12,000,000
Conversion price | $ / shares	$ 12.50
Premium over the lowest per share price	25
890 5TH AVENUE PARTNERS, INC. | Debt Instrument Financing
Subsidiary, Sale of Stock [Line Items]
Debt instrument interest rate	8.50%
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares				$ 11.50	$ 10.00	$ 11.50
890 5TH AVENUE PARTNERS, INC. | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Offering costs					$ 12,000
Sale of Private Placement Warrants (in shares) | shares				777,500	777,500	777,500
Price of warrant | $ / shares				$ 10.00	$ 10.00	$ 10.00
Proceeds received from private placement				$ 7,800,000	$ 7,800,000
890 5TH AVENUE PARTNERS, INC. | Sponsor
Subsidiary, Sale of Stock [Line Items]
Additional loan amount							$ 800,000
Aggregate loan amount							2,400,000
Commitment loan outstanding amount					1,000,000.0
890 5TH AVENUE PARTNERS, INC. | Related Party Loans
Subsidiary, Sale of Stock [Line Items]
Maximum borrowing capacity of related party promissory note				300,000		$ 300,000				$ 300,000
Maximum amount of loans converted into units of post business combination entity					$ 1,500,000
890 5TH AVENUE PARTNERS, INC. | Related Party Loans | Working capital loans warrant
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares					$ 10.00
890 5TH AVENUE PARTNERS, INC. | Sponsor
Subsidiary, Sale of Stock [Line Items]
Maximum Loans Convertible Amount									$ 1,600,000
Maximum amount of loans converted into units of post business combination entity							1,500,000
Additional loan amount							800,000
Aggregate loan amount							$ 2,400,000
Commitment loan outstanding amount								$ 1,000,000.0
890 5TH AVENUE PARTNERS, INC. | Sponsor | Working capital loans warrant
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares							$ 10.00
890 5TH AVENUE PARTNERS, INC. | IPO
Subsidiary, Sale of Stock [Line Items]
Number of units sold initial public offering (in shares) | shares		28,750,000
Purchase price, per unit | $ / shares		$ 10.00
Proceeds from issuance initial public offering		$ 287,500,000
Offering costs		6,200,000
Other offering costs		6,200,000
890 5TH AVENUE PARTNERS, INC. | IPO | Warrant
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering		$ 287,500,000
Price of warrant | $ / shares		$ 10.00
890 5TH AVENUE PARTNERS, INC. | IPO | Related Party Loans
Subsidiary, Sale of Stock [Line Items]
Consideration received			$ 25,000	25,000
Maximum borrowing capacity of related party promissory note		$ 300,000		300,000		300,000
Advance received from related party		13,000		$ 13,000		$ 13,000
Repayment of promissory note - related party		$ 300,000
890 5TH AVENUE PARTNERS, INC. | Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold initial public offering (in shares) | shares		3,750,000
Purchase price, per unit | $ / shares		$ 10.00